Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
Earnings Per Share
	2011	2010	2009
	$	$	$
The following table sets forth the computation of basic and diluted income/(loss) per share (in millions, except per share data):

Ordinary shares undistributed income/(loss)	1,289	45	(865)
E Ordinary shares undistributed income/(loss)	5	-	(5)
Total undistributed income/(loss)	1,294	45	(870)

Ordinary shares distributed income	131	67	45
E Ordinary shares distributed income	-	-	-
Total distributed income	131	67	45

Numerator - Net income/(loss)

Attributable to Ordinary shares	1,420	112	(820)
Attributable to E Ordinary shares	5	-	(5)
Total attributable to AngloGold Ashanti	1,425	112	(825)

In calculating diluted income/(loss) per ordinary share, the following were taken into consideration:

Income/(loss) attributable to equity shareholders	1,420	112	(820)
Interest expense on convertible bonds	72	-	-
Amortization of issue cost and discount on convertible bonds	31	-	-
Fair value adjustment on convertible bonds included in income	(197)	-	-
Income/(loss) used in calculation of diluted earnings per ordinary share	1,326	112	(820)

Denominator for basic income/(loss) per ordinary share
Ordinary shares	381,621,687	367,664,700	356,563,773
Fully vested options(1)	1,389,122	1,023,459	791,353
Weighted average number of ordinary shares	383,010,809	368,688,159	357,355,126

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options(2)	1,572,015	1,569,606	-
Dilutive potential of convertible bonds(3)	33,524,615	-	-
Dilutive potential of E Ordinary shares(4)	-	-	-

Denominator for diluted income/(loss) per share – adjusted weighted average number of ordinary shares and assumed conversions	418,107,439	370,257,765	357,355,126

Weighted average number of E Ordinary shares used in calculation of basic and diluted income/(loss) per E Ordinary share	2,950,804	3,182,662	3,873,169

	Income/(loss) per share attributable to AngloGold Ashanti common stockholders (cents)

	Net income/(loss) per share
	Ordinary shares(5)	371	30	(230)
	E Ordinary shares	185	15	(115)
	Ordinary shares – diluted	317	30	(230)
	E Ordinary shares – diluted	171	15	(115)

(1)	Compensation awards are included in the calculation of basic income/(loss) per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

	The calculation of diluted income/(loss) per common share did not assume the effect of the following number of shares as their effects are anti-dilutive:

(2)	Issuable upon the exercise of stock incentive options			1,234,858
(3)	Issuable upon the exercise of convertible bonds		33,524,615	15,384,615
(4)	Issuable upon the conversion of E Ordinary shares	343,716	-
	The calculation of diluted loss per common share for 2009 did not assume the effect of conversion of E Ordinary shares as the Company recorded a loss from continuing operations during this period.

(5)	The mandatory convertible bonds issued during 2010 are not included in basic income/(loss) per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.